Leases (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Leases
Average discount rate - operating lease	10.00%	10.00%
Operating lease cost (included in general and administrative in the Company's statement of operations)	$ 36,382	$ 35,584
Cash paid for amounts included in the measurement of lease liabilities for the year ended December 31, 2023	$ 37,078	$ 34,998
Weighted average remaining lease term - operating leases (in years)	4 months 28 days	1 year 4 months 28 days